Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net Income (Loss)		$ (113,724)	$ (250,157)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation expense		34,101	25,482
Depreciation and amortization expense		6,243	6,629
Non-cash operating lease cost		8,871	5,224
Amortization of premiums on investments		(236)	688
Amortization of debt issuance costs		1,139	705
Loss on extinguishment of debt		1,625	0
Change in fair value of warrant liabilities		(1,554)	0
Collaboration (profit) loss sharing - related party		5,158	1,004
Changes in operating assets and liabilities:
Prepaid expenses and other current and non-current assets		(29,124)	(12,599)
Collaboration receivable - related party		(8,674)	0
Inventories		(29,647)	0
Deferred income - related party		7,730	0
Deferred revenue - related party		(1,325)	(7,128)
Accounts payable		(11,578)	2,203
Operating lease liabilities		(2,197)	(4,203)
Accrued expenses and other current and long-term liabilities	[1]	15,838	3,336
Net cash (used in) provided by operating activities		(117,354)	(228,816)
Cash flows from investing activities:
Purchases of property and equipment		(7,975)	(9,821)
Purchases of investments		(4,426)	(48,221)
Sales and maturities of investments		22,983	140,470
Net cash provided by investing activities		10,582	82,428
Cash flows from financing activities:
Proceeds from issuance of common stock, net of issuance costs		0	96,721
Proceeds from at the market equity offering, net of issuance costs		18,159	4,447
Proceeds from exercise of stock options		877	966
Issuance of common stock under ESPP		2,151	1,769
Proceeds from issuance of debt, net of issuance costs		103,378	27,606
Repayment of notes payable		(52,860)	(1,907)
Net cash provided by financing activities		71,705	129,602
Net increase (decrease) in cash, cash equivalents and restricted cash		(35,067)	(16,786)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		2	(1)
Cash, cash equivalents and restricted cash at beginning of year		171,215	188,002
Cash, cash equivalents and restricted cash at end of year		136,150	171,215
Supplemental disclosure of cash flow information:
Cash paid for interest		12,547	4,926
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment purchases included in accounts payable and accrued expenses		16	2,276
Lease liability arising from obtaining right-of-use assets		3,046	91,412
Prepaid rent reclassified to right-of-use assets		4,634	6,822
Recognition of warrant liabilities		2,100	0
Warrants issued related to Term Loan and recorded as debt discount		$ 2,785	$ 0

[1]	Includes related party amounts of $(6,717) and $3,087 at December 31, 2023 and 2022, respectively (see Note 18)